Trade and other receivables (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Recognised assets representing continuing involvement in derecognised financial assets	€ 51.0
Current Trade Receivables, Reduction in Trade Terms	158.8	€ 188.5
Current trade payables, relating to trade terms	(79.5)	(39.5)
Total trade terms liabilities	(238.3)	(228.0)
Current assets
Trade receivables	98.3	94.7
Prepayments and accrued income	9.2	10.1
Other receivables	38.4	19.7
Tax receivable	28.0	22.6
Total current trade and other receivables	173.9	147.1
Non-current assets
Other receivables	2.6	4.3
Total non-current trade and other receivables	2.6	4.3
Total trade and other receivables	€ 176.5	€ 151.4